RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES

17 RESEARCH AND DEVELOPMENT EXPENSES

	2020	2021	2022
	S$	S$	S$

Employee benefits expenses (Note 18)	342,835	400,250	500,038
Depreciation of property, plant and equipment (Note 7)	195,202	217,945	270,421
Amortization of intangible assets (Note 8)	10,700	10,700	10,700
Consumables expense	158,130	304,120	310,938
Royalty expenses	10,700	10,700	9,592
Professional fees	202,515	63,387	317,613
Electricity expenses	61,278	60,366	64,968
Others	56,731	23,155	38,495
Total	1,038,091	1,090,623	1,522,765